AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
1
Shares Security Description Value
Equity Securities - 91.9%
Common Stock - 91.3%
Communications - 0.2%
16,900 America Movil SAB de CV, ADR $ 430,612
1,719 Cisco Systems, Inc. 133,377
34,119 Telefonica SA, ADR 148,076
1,576 Versant Media Group, Inc.
(a)
58,344
770,409
Consumer Cyclical - 2.5%
200 Airbnb, Inc., Class A
(a)
25,256
4,100 Alimentation Couche-Tard, Inc. 231,937
680 Amazon.com, Inc.
(a)
141,624
1,241 Booking Holdings, Inc. 5,225,007
890 Deckers Outdoor Corp.
(a)
89,080
14,025 DR Horton, Inc. 1,924,510
391 Evolution AB, ADR 24,340
100 MercadoLibre, Inc.
(a)
172,902
7,834,656
Consumer Discretionary - 9.3%
134,668 Arcos Dorados Holdings, Inc., Class A 1,111,011
34,000 Becle SAB de CV 30,260
39,408 Comcast Corp., Class A 1,131,404
12,753 CVS Health Corp. 915,920
1,075 Domino's Pizza, Inc. 385,699
15,600 General Motors Co. 1,162,200
3,775 Genuine Parts Co. 399,206
13,500 Grand Canyon Education, Inc.
(a)
2,295,405
194,687 Lincoln Educational Services Corp.
(a)
7,919,867
19,060 Lowe's Cos., Inc. 4,503,497
3,871 McDonald's Corp. 1,203,068
62,302 Sally Beauty Holdings, Inc.
(a)
862,883
3,870 The Home Depot, Inc. 1,272,804
50 Ulta Beauty, Inc.
(a)
26,136
10,000 Universal Technical Institute, Inc.
(a)
361,000
37,350 Walmart, Inc. 4,641,858
4,550 Yum China Holdings, Inc. 221,949
7,050 Yum! Brands, Inc. 1,096,134
29,540,301
Consumer Staples - 18.3%
65,455 Altria Group, Inc. 4,319,375
88,805 British American Tobacco PLC, ADR 5,192,428
13,200 Coca-Cola HBC AG, ADR
(a)
748,770
3,535 Diageo PLC, ADR 263,181
11,221 Kenvue, Inc. 193,450
11,050 Keurig Dr Pepper, Inc. 290,946
50,327 Molson Coors Beverage Co., Class B 2,167,081
69,600 Monster Beverage Corp.
(a)
5,043,216
38,595 PepsiCo., Inc. 5,993,418
89,375 Philip Morris International, Inc. 14,777,263
36,044 The Coca-Cola Co. 2,741,146
525 The Hershey Co. 109,142
178,251 The Kroger Co. 12,898,242
10,884 The Magnum Ice Cream Co. NV
(a)
162,716
3,140 The Procter & Gamble Co. 453,542
48,374 Unilever PLC, ADR 2,755,867
1,200 Wal-Mart de Mexico SAB de CV, ADR 39,036
58,148,819
Energy - 4.5%
127,510 BP PLC, ADR 5,992,970
7,630 Chevron Corp. 1,578,647
13,600 ConocoPhillips 1,795,200
4,000 Devon Energy Corp. 201,280
7,800 Phillips 66 1,421,004
Shares Security Description Value
Energy - 4.5% (continued)
13,415 Valero Energy Corp. $ 3,314,578
14,303,679
Financials - 22.3%
53,260 Aflac, Inc. 5,843,155
53,270 American International Group, Inc. 4,008,568
2,780 Ameriprise Financial, Inc. 1,235,432
550 Aon PLC, Class A 177,529
5,480 Arch Capital Group, Ltd.
(a)
526,025
196,649 Bank of America Corp. 9,586,639
15,925 Berkshire Hathaway, Inc., Class B
(a)
7,631,260
300 Capital One Financial Corp. 54,729
60,674 Central Pacific Financial Corp. 1,939,141
25,975 Citigroup, Inc. 2,945,825
5,616 Colliers International Group, Inc. 600,294
5,616 FirstService Corp. 780,287
2,025 Marsh 351,236
23,194 Mastercard, Inc., Class A 11,589,114
1,800 PayPal Holdings, Inc. 81,414
1,700 Ryan Specialty Holdings, Inc. 57,358
91,460 The Bank of New York Mellon Corp. 10,849,900
650 The Charles Schwab Corp. 61,087
100 The Progressive Corp. 19,824
10,568 The Travelers Cos., Inc. 3,082,474
4,200 U.S. Bancorp 218,442
15,249 Unum Group 1,113,634
25,500 Visa, Inc., Class A 7,707,120
7,000 Wells Fargo & Co. 557,270
71,017,757
Health Care - 15.0%
27,784 Abbott Laboratories 2,852,583
2,213 AbbVie, Inc. 481,305
150 Amgen, Inc. 52,777
5,550 Becton Dickinson & Co. 872,627
1,295 Biogen, Inc.
(a)
237,412
12,161 Elevance Health, Inc. 3,560,133
38,711 Johnson & Johnson 9,462,517
80,518 Medtronic PLC 6,976,885
68,854 Merck & Co., Inc. 8,282,448
6,282 Pfizer, Inc. 176,399
14,097 Quest Diagnostics, Inc. 2,762,730
6,209 The Cigna Group 1,656,251
27,855 UnitedHealth Group, Inc. 7,537,284
751 Waters Corp.
(a)
223,648
28,100 Zimmer Biomet Holdings, Inc. 2,540,802
200 Zoetis, Inc. 23,642
47,699,443
Industrials - 7.9%
2,000 Builders FirstSource, Inc.
(a)
164,660
41,235 CAE, Inc.
(a)
1,074,172
1,240 Caterpillar, Inc. 878,490
97,016 Corning, Inc. 13,191,266
1,550 FedEx Corp. 552,079
700 Ferguson Enterprises, Inc. 163,282
69,882 Gates Industrial Corp. PLC
(a)
1,580,032
300 General Dynamics Corp. 102,966
3,500 Johnson Controls International PLC 458,325
300 Old Dominion Freight Line, Inc. 58,620
28,275 RTX Corp. 5,454,247
2,830 The Boeing Co.
(a)
563,255
7,440 United Parcel Service, Inc., Class B 731,947
24,973,341

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price
Shares Security Description Value
Information Technology - 8.6%
40,550 Alphabet, Inc., Class A $ 11,660,558
14,775 Cognizant Technology Solutions Corp.,
Class A 906,447
13,950 Fiserv, Inc.
(a)
778,410
7,526 Forrester Research, Inc.
(a)
42,597
3,855 Meta Platforms, Inc., Class A 2,205,561
31,581 Microsoft Corp. 11,690,339
27,283,912
Materials - 2.1%
14,225 Celanese Corp., Class A 935,578
30,258 Corteva, Inc. 2,532,897
24,040 DuPont de Nemours, Inc. 1,101,032
25,505 LyondellBasell Industries NV, Class A 2,054,683
5,780 The Mosaic Co. 147,390
6,771,580
Real Estate - 0.0%
1,000 Americold Realty Trust, Inc. REIT 11,460
100 Weyerhaeuser Co. REIT 2,443
13,903
Technology - 0.4%
10,000 DHI Group, Inc.
(a)
28,100
105 NVIDIA Corp. 18,312
12,020 Qnity Electronics, Inc. 1,386,868
1,433,280
Transportation - 0.2%
2,610 Union Pacific Corp. 633,238
Total Common Stock (Cost $85,697,952) 290,424,318
Shares Security Description Rate Value
Preferred Stock - 0.6%
Financials - 0.0%
2,000 WaFd, Inc. (callable at 25)
(b)
(Cost $33,367) 0.30% 32,240
Information Technology - 0.6%
118,059 Iterate Studio, Inc.
(c)
(Cost
$1,999,990) 0.00  1,999,990
Total Preferred Stock (Cost $2,033,357) 2,032,230
Total Equity Securities (Cost $87,731,309) 292,456,548
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 7.5%
Corporate Non-Convertible Bonds - 0.7%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(d)
6.63% 02/15/45 400,357
Financials - 0.5%
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(d)
3.65  09/01/69 298,796
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(d)
6.51  11/01/22 501,682
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(d)
6.13  11/10/64 343,328
Principal
Security
Description Rate Maturity Value
Financials - 0.5% (continued)
$ 400,000 Truist Financial
Corp. (callable
at 100)
(b)(d)
5.13% 06/15/49 $ 393,881
1,537,687
Utilities - 0.1%
345,000 Sempra
(d)
6.40  10/01/54 344,037
Total Corporate Non-Convertible Bonds (Cost
$2,242,342) 2,282,081
U.S. Government & Agency Obligations - 6.8%
U.S. Treasury Securities - 6.8%
13,000,000 U.S. Treasury
Bill
(e)
3.63  04/07/26 12,992,178
5,500,000 U.S. Treasury
Bill
(e)
3.63  04/09/26 5,495,594
3,000,000 U.S. Treasury
Bill
(e)
3.66  07/21/26 2,966,746
21,454,518
Total U.S. Government & Agency Obligations
(Cost $21,454,283) 21,454,518
Total Fixed Income Securities (Cost
$23,696,625) 23,736,599
Shares Security Description Value
Money Market Fund - 0.4%
1,362,265 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 3.56%
(f)
(Cost $1,362,265) 1,362,264
Investments, at value - 99.8% (Cost $112,790,199) $ 317,555,411
Other Assets & Liabilities, Net - 0.2% 548,993
Net Assets - 100.0% $ 318,104,404
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Perpetual maturity security.
(c) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $1,999,990 or 0.7% of net assets.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2026.
(e) Zero coupon bond. Interest rate presented is yield to maturity.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2026.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
3
supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of March 31, 2026:
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 770,409 $ – $ – $ 770,409
Consumer Cyclical 7,834,656 – – 7,834,656
Consumer Discretionary 29,540,301 – – 29,540,301
Consumer Staples 58,148,819 – – 58,148,819
Energy 14,303,679 – – 14,303,679
Financials 71,017,757 – – 71,017,757
Health Care 47,699,443 – – 47,699,443
Industrials 24,973,341 – – 24,973,341
Information Technology 27,283,912 – – 27,283,912
Materials 6,771,580 – – 6,771,580
Real Estate 13,903 – – 13,903
Technology 1,433,280 – – 1,433,280
Transportation 633,238 – – 633,238
Preferred Stock
Financials 32,240 – – 32,240
Information Technology – – 1,999,990 1,999,990
Corporate Non-
Convertible Bonds – 2,282,081 – 2,282,081
U.S. Government &
Agency Obligations – 21,454,518 – 21,454,518
Money Market Fund 1,362,264 – – 1,362,264
Investments at Value $ 291,818,822 $ 23,736,599 $ 1,999,990 $ 317,555,411
Preferred Stock
Balance as of 06/30/25 $ 1,999,990
Balance as of 03/31/26 $ 1,999,990
Investments in Securities
Fair Value at
03/31/2026
Valuation
Technique(s)
Unobservable
Inputs
Range as of
03/31/26
Weighted Average
as of 03/31/26
Iterate Studio, Inc. $1,999,990 Transaction Price Transaction Price $16.9406 $16.9406